Gains (losses) from operating activities in the statement of income, included according to their nature (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Total	$ (2,638)	$ (5,313)	$ (383)
Other (losses) income [Member]
Statement [Line Items]
Adjustment to prior periods due to applying the equity method	(198)	(48)	(985)
Sale of investments in associates	0	(11,830)	0
Impairment of interests in associates	(2,009)	7,235	631
Sale of investments in joint ventures	0	(481)	0
Others	(431)	(189)	(29)
Total	$ (2,638)	$ (5,313)	$ (383)